Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average number of shares in issue
Basic	5,003	4,976	4,947
Dilution for share options and awards	62	62	69
Diluted	5,065	5,038	5,016